Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (2,478)	$ (2,682)
Provision adjustment for accounts receivable	(36,972)
Exchange difference	170	204
Ending balance	$ (39,280)	$ (2,478)